UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  June 30, 2000
                                         --------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     08/09/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       79
                                        ----------------------

Form 13F Information Table Value Total:      277504
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Markel Gayner Asset Management
                                                            FORM 13F
                                                          June 30, 2000
                                                                                                             Voting Authority
                                                                                                        --------------------------
                                                           Value    Shares/ Sh/ Put/ Invstmt
        Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------

A.G. Edwards                   COM              025816109      390    10000 SH       Other                          10000
A.J. Gallagher                 COM              363576109      966    23000 SH       Other                          23000
Abbott Laboratories            COM              002824100     1047    23500 SH       Other                          23500
Ace Limited                    COM              G0070K103     4217   150600 SH       Other                         150600
Aluminum Company of America    COM              022249106     8314   286680 SH       Other                         286680
Alza Corp                      COM              009728040      597    10100 SH       Other                          10100
American Express               COM              025816109     7506   144000 SH       Other                         144000
American Home Products         COM              026609107     1851    31500 SH       Other                          31500
American Tower                 COM              029912201      780    18700 SH       Other                          18700
Amwest                         COM              032345100     1060   223245 SH       Other                         223245
Anheuser Busch                 COM              035229103    23452   314000 SH       Other                         314000
Aurora Foods                   COM              05164B106      740   185000 SH       Other                         185000
Automatic Data Processing      COM              019411107     1109    20700 SH       Other                          20700
Bank of New York               COM              064057102     1395    30000 SH       Other                          30000
Bell Atlantic                  COM              077853109     1092    19500 SH       Other                          19500
Bemis Co                       COM              081437105      403    12000 SH       Other                          12000
Beringer Wine                  COM              084102102      537    15200 SH       Other                          15200
Berkshire Hathaway Class B     COM              084670207    31152    17700 SH       Other                          17700
Berkshire Hathaway, Inc.       COM              10382K102    10760      200 SH       Other                            200
Bristol Myers Squibb           COM              110122108     1182    20300 SH       Other                          20300
Brown Forman Class A           COM              115637100     6847   129800 SH       Other                         129800
CIT Financial                  COM              125577106     1625   100000 SH       Other                         100000
Caraustar Industries           COM              140909102     1600   105800 SH       Other                         105800
Carmax                         COM              172737306      854   253000 SH       Other                         253000
Cedar Fair LP                  COM              150185106     7867   408700 SH       Other                         408700
Centerpoint Property Trust     COM              151895109    17649   433100 SH       Other                         433100
Cincinnati Financial           COM              172062101     8342   265350 SH       Other                         265350
Clayton Homes                  COM              184190106    11750  1468700 SH       Other                        1468700
Cleveland Cliffs               COM              185896107      715    27700 SH       Other                          27700
Ethan Allen Interiors          COM              297602104      346    14400 SH       Other                          14400
Exxon Corporation              COM              302290101     2347    29900 SH       Other                          29900
Gannett Company                COM              364730101     1316    22000 SH       Other                          22000
General Dynamics               COM              369550108     1045    20000 SH       Other                          20000
Gillette                       COM              005801303      349    10000 SH       Other                          10000
H&R Block                      COM              093671105     1263    39000 SH       Other                          39000
HCC Corporation                COM              404132102     5861   310500 SH       Other                         310500
Hershey Foods                  COM              427866108      242     5000 SH       Other                           5000
Hillenbrand Industries         COM              431573104     6403   204500 SH       Other                         204500
Intel                          COM              458140180     2059    15400 SH       Other                          15400
International Speedway         COM              460335201     3008    72700 SH       Other                          72700
Interpublic Group              COM              460690100      774    18000 SH       Other                          18000
Investors Title Company        COM              461804106     2240   213300 SH       Other                         213300
J. Alexanders                  COM              928753102      381    99900 SH       Other                          99900
Johnson and Johnson            COM              478160104     1385    13600 SH       Other                          13600
Kimberly Clark Corp            COM              494368103     1422    24780 SH       Other                          24780
Lydall                         COM              550819106      379    35700 SH       Other                          35700
Marriot International          COM              571903202     1442    40000 SH       Other                          40000
Marsh & McLennan               COM              571748102     1723    16500 SH       Other                          16500
Martin Marietta Materials      COM              573284106    14581   360586 SH       Other                         360586
Mattel                         COM              577081102      659    50000 SH       Other                          50000
McDonalds                      COM              580135101      800    24300 SH       Other                          24300
Merck                          COM              58155Q103     1096    14300 SH       Other                          14300
National Golf Properties       COM              63623G109     1684    79700 SH       Other                          79700
Nike                           COM              654106103      597    15000 SH       Other                          15000
Penn National Gaming           COM              707569109      792    58100 SH       Other                          58100
Penn Virginia Corporation      COM              707882106     1674    68000 SH       Other                          68000
Pepsico                        COM              713448108     1480    33300 SH       Other                          33300
Pfizer Inc                     COM              717081103     2357    49100 SH       Other                          49100
Pharmacia & Upjohn             COM              009967125      822    15900 SH       Other                          15900


                                                 Markel Gayner Asset Management
                                                            FORM 13F
                                                          June 30, 2000

                                                                                                             Voting Authority
                                                                                                        --------------------------
                                                           Value    Shares/ Sh/ Put/ Invstmt
        Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------

Philip Morris, Inc.            COM              718154107     3041   114500 SH       Other                         114500
Procter & Gamble               COM              009741445      595    10400 SH       Other                          10400
RDO Equipment Co               COM              749413100      157    28500 SH       Other                          28500
RLI Corporation                COM              749607107    10210   293818 SH       Other                         293818
Radio Shack                    COM              011267696     5772   120800 SH       Other                         120800
Regal Beloit                   COM              758750103      243    15100 SH       Other                          15100
Regis Corporation              COM              758932107      400    32000 SH       Other                          32000
SBC Communications             COM              78387G103     1336    30900 SH       Other                          30900
Schlumberger                   COM              806857108     1201    16100 SH       Other                          16100
ServiceMaster                  COM              817615107     4055   356443 SH       Other                         356443
Smithfield Foods               COM              832248108     3452   123000 SH       Other                         123000
State Street Corp              COM              857477103     1082    10200 SH       Other                          10200
Synalloy Corporation           COM              871565107     1845   259450 SH       Other                         259450
Valley National Bank           COM              919794107      884    36355 SH       Other                          36355
Vulcan Materials               COM              929160109     2028    47500 SH       Other                          47500
Wal-Mart Stores                COM              931142103     1625    28200 SH       Other                          28200
Washington Real Estate Investm COM              939653101     6977   390300 SH       Other                         390300
Waste Management               COM              94106l109      950    50000 SH       Other                          50000
White Mountain                 COM              G9618E107     1648    10300 SH       Other                          10300
XL Capital                     COM              G3242A102    13677   252688 SH       Other                         252688
REPORT SUMMARY                 79 DATA RECORDS              277504            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
